Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Post-Employment and Other Long-Term Employees Benefits
14.	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they left the company immediately as of December 31, 2018, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Change in benefit obligation:

Benefit obligation at beginning of year	936	825	65	52
Service cost	27	27	4	3
Interest cost	24	23	1	2
Employee contributions	3	4	—	—
Plan amendments	1	—	—	—
Benefits paid	(20)	(16)	(3)	(2)
Effect of curtailment	(1)	—	—	—
Effect of settlement	(4)	(10)	—	—
Actuarial (gain) loss	(29)	25	1	3
Foreign currency translation adjustment	(26)	58	(4)	7

Benefit obligation at end of year	911	936	64	65

Change in plan assets:

Plan assets at fair value at beginning of year	552	477	—	—
Actual return on plan assets	(28)	40	—	—
Employer contributions	26	27	—	—
Employee contributions	3	4	—	—
Benefits paid	(10)	(7)	—	—
Effect of settlement	(4)	(10)	—	—
Foreign currency translation adjustments	(12)	21	—	—

Plan assets at fair value at end of year	527	552	—	—

Funded status	(384)	(384)	(64)	(65)

Net amount recognized in the balance sheet consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Non-current assets	4	1	—	—
Current liabilities	(12)	(9)	(5)	(4)
Long-term liabilities	(376)	(376)	(59)	(61)

Net amount recognized	(384)	(384)	(64)	(65)

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as at December 31, 2016	139	2	141
Net amount generated/arising in current year	6	—	6
Amortization	(10)	—	(10)
Foreign currency translation adjustment	9	—	9

Accumulated other comprehensive loss as at December 31, 2017	144	2	146

Net amount generated/arising in current year	22	2	24
Amortization	(10)	(1)	(11)
Foreign currency translation adjustment	(4)	—	(4)

Accumulated other comprehensive loss as at December 31, 2018	152	3	155

In 2019, the Company expects to amortize $10 million of actuarial losses.

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Accumulated benefit obligations	804	828	54	53

For pension plans and other long-term benefits with accumulated benefit obligations in excess of plan assets, the accumulated benefit obligation and fair value of plan assets were $835 million and $493 million, respectively, as of December 31, 2018 and $853 million and $511 million, respectively, as of December 31, 2017. For pension plans and other long-term benefits with projected benefit obligations in excess of plan assets, the benefit obligation and fair value of plan assets were $945 million and $493 million, respectively, as of December 31, 2018 and $961 million and $511 million, respectively, as of December 31, 2017.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Service cost	27	27	27	4	3	3
Interest cost	24	23	25	1	2	2
Expected return on plan assets	(23)	(21)	(20)	—	—	—
Amortization of actuarial net loss (gain)	8	9	8	1	3	—
Amortization of prior service cost	1	—	1	—	—	—
Effect of settlement	—	1	—	—	—	—
Effect of curtailment	1	—	—	—	—	(1)

Net periodic benefit cost	38	39	41	6	8	4

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2018	2017
Discount rate	2.75%	2.54%
Salary increase rate	2.32%	2.37%
Expected long-term rate of return on funds for the pension expense of the following year	4.16%	4.23%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2018	2017	2016
Discount rate	2.54%	2.57%	3.19%
Salary increase rate	2.37%	2.74%	3.07%
Expected long-term rate of return on funds for the pension expense of the year	4.23%	4.24%	4.44%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the term of the benefit obligations concerned. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2018 and at December 31, 2017 is as follows:

	Percentage of Plan Assets at December
Asset Category	2018	2017
Cash and cash equivalents	2%	3%
Equity securities	27%	30%
Government debt securities	3%	3%
Corporate debt securities	26%	26%
Investments in funds(a)	17%	17%
Real estate	3%	2%
Other (mainly insurance assets — contracts and reserves)	22%	19%

Total	100%	100%

(a)

Investment in funds are composed approximately for two thirds of commingled funds mainly invested in corporate bonds (55%) and treasury bonds and notes (45%) and for one third of multi-strategy funds invested in broadly diversified portfolios of corporate and government bonds, equity and derivative instruments.

As of December 31, 2018, the Company’s plan asset allocation is in line with the target fixed for each plan.

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2018 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	11	11	—	—
Equity securities	145	1	144	—
Government debt securities	16	15	1	—
Corporate debt securities	134	1	133	—
Investment funds	90	4	86	—
Real estate	14	—	14	—
Other (mainly insurance assets — contracts and reserves)	117	—	—	117

TOTAL	527	32	378	117

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2017 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	14	14	—	—
Equity securities	167	8	159	—
Government debt securities	18	17	1	—
Corporate debt securities	141	5	136	—
Investment funds	93	2	91	—
Real estate	12	—	12	—
Other (mainly insurance assets — contracts and reserves)	107	—	—	107

TOTAL	552	46	399	107

The fair value of insurance contracts is based on the value of the assets held by the provider. The approach is consistent with prior years.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2018 and December 31, 2018 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2018	107
Contributions (employer and employee)	12
Actual return on plan assets	(1)
Net benefit payments (b)	5
Settlements	(4)
Foreign currency translation adjustment	(2)

December 31, 2018	117

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2017 and December 31, 2017 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2017	96
Contributions (employer and employee)	12
Actual return on plan assets	(2)
Net benefit payments (b)	4
Settlements	(8)
Foreign currency translation adjustment	5

December 31, 2017	107

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation with reasonable boundaries. The Company’s asset portfolios are managed in such a way as to achieve adapted diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company’s contributions to plan assets were $26 million in 2018 and $27 million in 2017 and the Company expects to contribute cash of $29 million in 2019.

The Company’s estimated future benefit payments as of December 31, 2018 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2019	47	5
2020	25	8
2021	37	3
2022	34	4
2023	45	5
From 2024 to 2026	260	29

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company’s accrued benefits related to defined contribution pension plans of $19 million as of December 31, 2018 and December 31, 2017. The annual cost of these plans amounted to approximately $80 million in 2018, $74 million in 2017 and approximately $70 million in 2016.